Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Funds Group (Invesco Funds Group)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000000470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class A
Trading Symbol	ESMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Small Company Fund (Class A)	$150	1.48%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equity markets rose modestly during the fiscal year ended December 31, 2024. Returns were more muted in Europe compared to other regions due to economic weakness and limited exposure to artificial intelligence (AI). Large-cap stocks outperformed small-cap stocks, and value stocks outperformed growth stocks. UK equities also outperformed those of continental Europe, driven by a cyclical rebound. Within continental Europe, France was among the weakest markets, hurt by political instability as December brought the country’s fourth new government of 2024.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 2.50%. For the same time period, the MSCI Europe Small Cap Index returned -0.96%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
Clarkson PLC | A British global leading shipping broker. The company benefited from a strong US economy and the disruption from Houthi attacks in the Red Sea and Gulf of Aden. The attacks led to many vessels taking the longer route around South Africa, which effectively suppressed supply and pushed prices up.
What detracted from performance?
Carlo Gavazzi Holding AG | A Switzerland-based manufacturer of niche switches, controls and sensors for building and industrial automation. The company experienced weakened demand due to destocking and macro weakness in Europe and China. However, we still believe that Carlo Gavazzi may benefit from the secular trends of automation, electrification and supply chain de-globalization.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.
Text S.A. | A Polish software company. Text’s core business of call center software solutions is projected to be most disrupted by AI and large language models (LLMs) in the short term, which we believe muddles the medium term visibility of the company’s prospects. Text has been investing in its proprietary AI solution but is dwarfed by the leading AI players.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Small Company Fund (Class A) —including sales charge	(3.03)%	4.80%	6.30%
Invesco EQV European Small Company Fund (Class A) —excluding sales charge	2.50%	6.00%	6.90%
MSCI Europe Small Cap Index (Net)	(0.96)%	1.98%	5.31%
MSCI Europe Index (Net)	1.79%	4.90%	4.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI Europe Small Cap Index (Net) to the MSCI Europe Index (Net) to reflect that the MSCI Europe Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 165,025,203
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,695,137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$165,025,203
Total number of portfolio holdings	59
Total advisory fees paid	$1,695,137
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.

C000000472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class C
Trading Symbol	ESMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Small Company Fund (Class C)	$225	2.23%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equity markets rose modestly during the fiscal year ended December 31, 2024. Returns were more muted in Europe compared to other regions due to economic weakness and limited exposure to artificial intelligence (AI). Large-cap stocks outperformed small-cap stocks, and value stocks outperformed growth stocks. UK equities also outperformed those of continental Europe, driven by a cyclical rebound. Within continental Europe, France was among the weakest markets, hurt by political instability as December brought the country’s fourth new government of 2024.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 1.72%. For the same time period, the MSCI Europe Small Cap Index returned -0.96%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
Clarkson PLC | A British global leading shipping broker. The company benefited from a strong US economy and the disruption from Houthi attacks in the Red Sea and Gulf of Aden. The attacks led to many vessels taking the longer route around South Africa, which effectively suppressed supply and pushed prices up.
What detracted from performance?
Carlo Gavazzi Holding AG | A Switzerland-based manufacturer of niche switches, controls and sensors for building and industrial automation. The company experienced weakened demand due to destocking and macro weakness in Europe and China. However, we still believe that Carlo Gavazzi may benefit from the secular trends of automation, electrification and supply chain de-globalization.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.
Text S.A. | A Polish software company. Text’s core business of call center software solutions is projected to be most disrupted by AI and large language models (LLMs) in the short term, which we believe muddles the medium term visibility of the company’s prospects. Text has been investing in its proprietary AI solution but is dwarfed by the leading AI players.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Small Company Fund (Class C) —including sales charge	0.94%	5.20%	6.26%
Invesco EQV European Small Company Fund (Class C) —excluding sales charge	1.72%	5.20%	6.26%
MSCI Europe Small Cap Index (Net)	(0.96)%	1.98%	5.31%
MSCI Europe Index (Net)	1.79%	4.90%	4.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI Europe Small Cap Index (Net) to the MSCI Europe Index (Net) to reflect that the MSCI Europe Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 165,025,203
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,695,137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$165,025,203
Total number of portfolio holdings	59
Total advisory fees paid	$1,695,137
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.

C000071337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class Y
Trading Symbol	ESMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Small Company Fund (Class Y)	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equity markets rose modestly during the fiscal year ended December 31, 2024. Returns were more muted in Europe compared to other regions due to economic weakness and limited exposure to artificial intelligence (AI). Large-cap stocks outperformed small-cap stocks, and value stocks outperformed growth stocks. UK equities also outperformed those of continental Europe, driven by a cyclical rebound. Within continental Europe, France was among the weakest markets, hurt by political instability as December brought the country’s fourth new government of 2024.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 2.70%. For the same time period, the MSCI Europe Small Cap Index returned -0.96%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
Clarkson PLC | A British global leading shipping broker. The company benefited from a strong US economy and the disruption from Houthi attacks in the Red Sea and Gulf of Aden. The attacks led to many vessels taking the longer route around South Africa, which effectively suppressed supply and pushed prices up.
What detracted from performance?
Carlo Gavazzi Holding AG | A Switzerland-based manufacturer of niche switches, controls and sensors for building and industrial automation. The company experienced weakened demand due to destocking and macro weakness in Europe and China. However, we still believe that Carlo Gavazzi may benefit from the secular trends of automation, electrification and supply chain de-globalization.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.
Text S.A. | A Polish software company. Text’s core business of call center software solutions is projected to be most disrupted by AI and large language models (LLMs) in the short term, which we believe muddles the medium term visibility of the company’s prospects. Text has been investing in its proprietary AI solution but is dwarfed by the leading AI players.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Small Company Fund (Class Y)	2.70%	6.25%	7.16%
MSCI Europe Small Cap Index (Net)	(0.96)%	1.98%	5.31%
MSCI Europe Index (Net)	1.79%	4.90%	4.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI Europe Small Cap Index (Net) to the MSCI Europe Index (Net) to reflect that the MSCI Europe Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 165,025,203
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,695,137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$165,025,203
Total number of portfolio holdings	59
Total advisory fees paid	$1,695,137
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.

C000188905 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class R6
Trading Symbol	ESMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV European Small Company Fund (Class R6)	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• European equity markets rose modestly during the fiscal year ended December 31, 2024. Returns were more muted in Europe compared to other regions due to economic weakness and limited exposure to artificial intelligence (AI). Large-cap stocks outperformed small-cap stocks, and value stocks outperformed growth stocks. UK equities also outperformed those of continental Europe, driven by a cyclical rebound. Within continental Europe, France was among the weakest markets, hurt by political instability as December brought the country’s fourth new government of 2024.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 2.82%. For the same time period, the MSCI Europe Small Cap Index returned -0.96%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
Clarkson PLC | A British global leading shipping broker. The company benefited from a strong US economy and the disruption from Houthi attacks in the Red Sea and Gulf of Aden. The attacks led to many vessels taking the longer route around South Africa, which effectively suppressed supply and pushed prices up.
What detracted from performance?
Carlo Gavazzi Holding AG | A Switzerland-based manufacturer of niche switches, controls and sensors for building and industrial automation. The company experienced weakened demand due to destocking and macro weakness in Europe and China. However, we still believe that Carlo Gavazzi may benefit from the secular trends of automation, electrification and supply chain de-globalization.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.
Text S.A. | A Polish software company. Text’s core business of call center software solutions is projected to be most disrupted by AI and large language models (LLMs) in the short term, which we believe muddles the medium term visibility of the company’s prospects. Text has been investing in its proprietary AI solution but is dwarfed by the leading AI players.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV European Small Company Fund (Class R6)	2.82%	6.37%	7.18%
MSCI Europe Small Cap Index (Net)	(0.96)%	1.98%	5.31%
MSCI Europe Index (Net)	1.79%	4.90%	4.98%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI Europe Small Cap Index (Net) to the MSCI Europe Index (Net) to reflect that the MSCI Europe Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 165,025,203
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,695,137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$165,025,203
Total number of portfolio holdings	59
Total advisory fees paid	$1,695,137
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Renew Holdings PLC	4.10%
IG Group Holdings PLC	3.89%
Diploma PLC	3.82%
Neurones	3.74%
ME Group International PLC	3.36%
Kardex Holding AG	3.30%
Kaufman & Broad S.A.	3.21%
DCC PLC	3.13%
Clarkson PLC	2.91%
flatexDEGIRO AG	2.79%
* Excluding money market fund holdings, if any.

C000000473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class A
Trading Symbol	AWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class A)	$135	1.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 16.47%. For the same time period, the MSCI World IndexSM (Net) returned 18.67%.
What contributed to performance?
3i Group PLC | 3i benefited from the strong performance of its pan-European discount retail format, Action, which is well-positioned for further store expansion across Europe.
Broadcom, Inc. | Broadcom shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp. | The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. | Samsung underperformed on apparent concerns that the memory chip cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class A) —including sales charge	10.10%	6.33%	6.33%
Invesco Global Core Equity Fund (Class A) —excluding sales charge	16.47%	7.53%	6.93%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 597,237,500
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,626,572
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$597,237,500
Total number of portfolio holdings	65
Total advisory fees paid	$4,626,572
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Effective May 1, 2024, Class A shares' expense limitation of 1.22% changed to a boundary limit of 2.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class A shares' expense limitation of 1.22% changed to a boundary limit of 2.25% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class C
Trading Symbol	AWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class C)	$216	2.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.00%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 15.59%. For the same time period, the MSCI World IndexSM (Net) returned 18.67%.
What contributed to performance?
3i Group PLC | 3i benefited from the strong performance of its pan-European discount retail format, Action, which is well-positioned for further store expansion across Europe.
Broadcom, Inc. | Broadcom shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp. | The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. | Samsung underperformed on apparent concerns that the memory chip cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class C) —including sales charge	14.59%	6.74%	6.30%
Invesco Global Core Equity Fund (Class C) —excluding sales charge	15.59%	6.74%	6.30%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 597,237,500
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,626,572
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$597,237,500
Total number of portfolio holdings	65
Total advisory fees paid	$4,626,572
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Effective May 1, 2024, Class C shares' expense limitation of 1.97% changed to a boundary limit of 3.00% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class C shares' expense limitation of 1.97% changed to a boundary limit of 3.00% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000095997 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R
Trading Symbol	AWSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R)	$162	1.50%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.50%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 16.14%. For the same time period, the MSCI World IndexSM (Net) returned 18.67%.
What contributed to performance?
3i Group PLC | 3i benefited from the strong performance of its pan-European discount retail format, Action, which is well-positioned for further store expansion across Europe.
Broadcom, Inc. | Broadcom shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp. | The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. | Samsung underperformed on apparent concerns that the memory chip cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R)	16.14%	7.28%	6.66%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 597,237,500
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,626,572
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$597,237,500
Total number of portfolio holdings	65
Total advisory fees paid	$4,626,572
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Effective May 1, 2024, Class R shares' expense limitation of 1.47% changed to a boundary limit of 2.50% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class R shares' expense limitation of 1.47% changed to a boundary limit of 2.50% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class Y
Trading Symbol	AWSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class Y)	$108	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 16.71%. For the same time period, the MSCI World IndexSM (Net) returned 18.67%.
What contributed to performance?
3i Group PLC | 3i benefited from the strong performance of its pan-European discount retail format, Action, which is well-positioned for further store expansion across Europe.
Broadcom, Inc. | Broadcom shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp. | The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. | Samsung underperformed on apparent concerns that the memory chip cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class Y)	16.71%	7.81%	7.19%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 597,237,500
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,626,572
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$597,237,500
Total number of portfolio holdings	65
Total advisory fees paid	$4,626,572
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Effective May 1, 2024, Class Y shares' expense limitation of 0.97% changed to a boundary limit of 2.00% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class Y shares' expense limitation of 0.97% changed to a boundary limit of 2.00% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000022912 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R5
Trading Symbol	AWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R5)	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 16.77%. For the same time period, the MSCI World IndexSM (Net) returned 18.67%.
What contributed to performance?
3i Group PLC | 3i benefited from the strong performance of its pan-European discount retail format, Action, which is well-positioned for further store expansion across Europe.
Broadcom, Inc. | Broadcom shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp. | The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. | Samsung underperformed on apparent concerns that the memory chip cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R5)	16.77%	7.83%	7.23%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 597,237,500
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,626,572
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$597,237,500
Total number of portfolio holdings	65
Total advisory fees paid	$4,626,572
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Effective May 1, 2024, Class R5 shares' expense limitation of 0.97% changed to a boundary limit of 2.00% of the Fund's average daily net assest. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class R5 shares' expense limitation of 0.97% changed to a boundary limit of 2.00% of the Fund's average daily net assest. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188906 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R6
Trading Symbol	AWSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R6)	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 16.83%. For the same time period, the MSCI World IndexSM (Net) returned 18.67%.
What contributed to performance?
3i Group PLC | 3i benefited from the strong performance of its pan-European discount retail format, Action, which is well-positioned for further store expansion across Europe.
Broadcom, Inc. | Broadcom shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp. | The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. | Samsung underperformed on apparent concerns that the memory chip cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R6)	16.83%	7.89%	7.19%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 597,237,500
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,626,572
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$597,237,500
Total number of portfolio holdings	65
Total advisory fees paid	$4,626,572
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.54%
Amazon.com, Inc.	3.78%
Apple, Inc.	3.06%
3i Group PLC	2.99%
Mastercard, Inc., Class A	2.93%
Thermo Fisher Scientific, Inc.	2.86%
NVIDIA Corp.	2.79%
RELX PLC	2.60%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.34%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Effective May 1, 2024, Class R6 shares' expense limitation of 0.97% changed to a boundary limite of 2.00% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class R6 shares' expense limitation of 0.97% changed to a boundary limite of 2.00% of the Fund's average daily net assets. The new boundary limit will remain in effect for an indefinite period. Invesco may amend and/or terminate the boundary limit at any time in its sole discretion.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the US.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class A
Trading Symbol	IEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Small Company Fund (Class A)	$158	1.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.60%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to concentrated market leadership in the mega cap technology space with small-caps lagging large-caps but still posting a respectable double-digit positive return. Outside of the US, returns were more muted with international small-caps posting a modest positive return. Emerging market small-caps outperformed international developed small-caps, but particular weakness was seen in Brazilian equities as Brazil’s rising interest rates and a stronger US dollar dampened investor confidence.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, exluding sales charge, returned -2.62%. For the same time period, the MSCI ACWI ex USA Small Cap Index returned 3.36%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. In our view India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
What detracted from performance?
Hamamatsu Photonics K.K. | A Japan-based scientific research led company focused on cutting-edge light technology (photonics) and its applications. Several of Hamamatsu’s end markets have been going through a cyclical downturn, leading to guidance cuts and an earnings downgrade.
Multiplan Empreendimentos Imobiliarios S.A. | An owner and operator of malls in Brazil. Interest rates in Brazil have been rising due to increasing budget deficits. Multiplan has been affected due to its negative valuation correlation with interest rates.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter of 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Small Company Fund (Class A) —including sales charge	(7.96)%	3.97%	4.42%
Invesco EQV International Small Company Fund (Class A) —excluding sales charge	(2.62)%	5.16%	5.01%
MSCI ACWI ex USA Small Cap Index (Net)	3.36%	4.30%	5.66%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA® Index (Net) to reflect that the MSCI ACWI ex-USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 494,272,821
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,328,647
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$494,272,821
Total number of portfolio holdings	77
Total advisory fees paid	$4,328,647
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective April 26, 2024, the expense limitation for Class A shares changed from 2.25% to 1.55% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the expense limitation for Class A shares changed from 2.25% to 1.55% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class C
Trading Symbol	IEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Small Company Fund (Class C)	$231	2.35%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.35%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to concentrated market leadership in the mega cap technology space with small-caps lagging large-caps but still posting a respectable double-digit positive return. Outside of the US, returns were more muted with international small-caps posting a modest positive return. Emerging market small-caps outperformed international developed small-caps, but particular weakness was seen in Brazilian equities as Brazil’s rising interest rates and a stronger US dollar dampened investor confidence.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, exluding sales charge, returned -3.34%. For the same time period, the MSCI ACWI ex USA Small Cap Index returned 3.36%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. In our view India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
What detracted from performance?
Hamamatsu Photonics K.K. | A Japan-based scientific research led company focused on cutting-edge light technology (photonics) and its applications. Several of Hamamatsu’s end markets have been going through a cyclical downturn, leading to guidance cuts and an earnings downgrade.
Multiplan Empreendimentos Imobiliarios S.A. | An owner and operator of malls in Brazil. Interest rates in Brazil have been rising due to increasing budget deficits. Multiplan has been affected due to its negative valuation correlation with interest rates.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter of 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Small Company Fund (Class C) —including sales charge	(4.33)%	4.37%	4.38%
Invesco EQV International Small Company Fund (Class C) —excluding sales charge	(3.34)%	4.37%	4.38%
MSCI ACWI ex USA Small Cap Index (Net)	3.36%	4.30%	5.66%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA® Index (Net) to reflect that the MSCI ACWI ex-USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 494,272,821
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,328,647
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$494,272,821
Total number of portfolio holdings	77
Total advisory fees paid	$4,328,647
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective April 26, 2024, the expense limitation for Class C shares changed from 3.00% to 2.30% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the expense limitation for Class C shares changed from 3.00% to 2.30% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class Y
Trading Symbol	IEGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Small Company Fund (Class Y)	$133	1.35%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.35%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to concentrated market leadership in the mega cap technology space with small-caps lagging large-caps but still posting a respectable double-digit positive return. Outside of the US, returns were more muted with international small-caps posting a modest positive return. Emerging market small-caps outperformed international developed small-caps, but particular weakness was seen in Brazilian equities as Brazil’s rising interest rates and a stronger US dollar dampened investor confidence.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned -2.37%. For the same time period, the MSCI ACWI ex USA Small Cap Index returned 3.36%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. In our view India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
What detracted from performance?
Hamamatsu Photonics K.K. | A Japan-based scientific research led company focused on cutting-edge light technology (photonics) and its applications. Several of Hamamatsu’s end markets have been going through a cyclical downturn, leading to guidance cuts and an earnings downgrade.
Multiplan Empreendimentos Imobiliarios S.A. | An owner and operator of malls in Brazil. Interest rates in Brazil have been rising due to increasing budget deficits. Multiplan has been affected due to its negative valuation correlation with interest rates.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter of 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Small Company Fund (Class Y)	(2.37)%	5.42%	5.28%
MSCI ACWI ex USA Small Cap Index (Net)	3.36%	4.30%	5.66%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA® Index (Net) to reflect that the MSCI ACWI ex-USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 494,272,821
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,328,647
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$494,272,821
Total number of portfolio holdings	77
Total advisory fees paid	$4,328,647
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective April 26, 2024, the expense limitation for Class Y shares changed from 2.00% to 1.30% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the expense limitation for Class Y shares changed from 2.00% to 1.30% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000022913 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class R5
Trading Symbol	IEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Small Company Fund (Class R5)	$113	1.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.14%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to concentrated market leadership in the mega cap technology space with small-caps lagging large-caps but still posting a respectable double-digit positive return. Outside of the US, returns were more muted with international small-caps posting a modest positive return. Emerging market small-caps outperformed international developed small-caps, but particular weakness was seen in Brazilian equities as Brazil’s rising interest rates and a stronger US dollar dampened investor confidence.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned -2.13%. For the same time period, the MSCI ACWI ex USA Small Cap Index returned 3.36%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. In our view India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
What detracted from performance?
Hamamatsu Photonics K.K. | A Japan-based scientific research led company focused on cutting-edge light technology (photonics) and its applications. Several of Hamamatsu’s end markets have been going through a cyclical downturn, leading to guidance cuts and an earnings downgrade.
Multiplan Empreendimentos Imobiliarios S.A. | An owner and operator of malls in Brazil. Interest rates in Brazil have been rising due to increasing budget deficits. Multiplan has been affected due to its negative valuation correlation with interest rates.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter of 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Small Company Fund (Class R5)	(2.13)%	5.61%	5.43%
MSCI ACWI ex USA Small Cap Index (Net)	3.36%	4.30%	5.66%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA® Index (Net) to reflect that the MSCI ACWI ex-USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 494,272,821
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,328,647
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$494,272,821
Total number of portfolio holdings	77
Total advisory fees paid	$4,328,647
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective April 26, 2024, the expense limitation for Class R5 shares changed from 2.00% to 1.30% of the Fund's average daily net assest. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the expense limitation for Class R5 shares changed from 2.00% to 1.30% of the Fund's average daily net assest. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120709 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class R6
Trading Symbol	IEGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV International Small Company Fund (Class R6)	$106	1.07%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.07%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to concentrated market leadership in the mega cap technology space with small-caps lagging large-caps but still posting a respectable double-digit positive return. Outside of the US, returns were more muted with international small-caps posting a modest positive return. Emerging market small-caps outperformed international developed small-caps, but particular weakness was seen in Brazilian equities as Brazil’s rising interest rates and a stronger US dollar dampened investor confidence.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned -2.12%. For the same time period, the MSCI ACWI ex USA Small Cap Index returned 3.36%.
What contributed to performance?
ME Group International PLC | A UK-based vending machine operator. The company reported strong earnings primarily driven by its fast-growing automated laundry machines during the fiscal year.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. In our view India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
IG Group Holdings PLC | A UK-based online trading provider. Management provided a robust trading update showing attractive growth, and, under the new CEO Breon Corcoran, shares rose from very low levels. We believe Corcoran’s record is strong and has reignited excitement about the company’s business potential.
What detracted from performance?
Hamamatsu Photonics K.K. | A Japan-based scientific research led company focused on cutting-edge light technology (photonics) and its applications. Several of Hamamatsu’s end markets have been going through a cyclical downturn, leading to guidance cuts and an earnings downgrade.
Multiplan Empreendimentos Imobiliarios S.A. | An owner and operator of malls in Brazil. Interest rates in Brazil have been rising due to increasing budget deficits. Multiplan has been affected due to its negative valuation correlation with interest rates.
CompuGroup Medical SE & Co. KGaA | A German health care information technology provider. The company cut fiscal year 2024 guidance due to project delays and reduced customer spending due to macroeconomic uncertainties. The stock fell to near all-time lows due to lack of visibility and earnings momentum. During the fourth quarter of 2024, the company received an offer by CVC Capital Partners to be taken private, and that offer is supported by the company’s founder and largest shareholder.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV International Small Company Fund (Class R6)	(2.12)%	5.67%	5.50%
MSCI ACWI ex USA Small Cap Index (Net)	3.36%	4.30%	5.66%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI ex USA Small Cap Index (Net) to the MSCI ACWI ex-USA® Index (Net) to reflect that the MSCI ACWI ex-USA® Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 494,272,821
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,328,647
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$494,272,821
Total number of portfolio holdings	77
Total advisory fees paid	$4,328,647
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
IG Group Holdings PLC	2.97%
Tongcheng Travel Holdings Ltd.	2.77%
ME Group International PLC	2.72%
E-L Financial Corp. Ltd.	2.41%
Renew Holdings PLC	2.34%
CTS Eventim AG & Co. KGaA	2.22%
flatexDEGIRO AG	2.17%
DCC PLC	2.11%
4imprint Group PLC	1.97%
Zuken, Inc.	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective April 26, 2024, the expense limitation for Class R6 shares changed from 2.00% to 1.30% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective April 26, 2024, the expense limitation for Class R6 shares changed from 2.00% to 1.30% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000490 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class A
Trading Symbol	SMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class A)	$138	1.27%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy and materials sectors. An underweight exposure in the health care sector was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary and information technology sectors.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 17.79%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. | Sprouts Farmers Market is a health centric specialty grocery store chain. During the period, the company delivered, (and we believe will continue to deliver) growth, strong free cash flow and attractive valuation.
Q2 Holdings, Inc. | Q2 Holdings is a provider of cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. | Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC | Endava operates as an information technology service company. The company's stock experienced a decline due to significant headwinds in the UK market and the payments sector. The team sold the stock during the period.
Quanterix Corp. | Quanterix Corp. is a life science tools and services company that provides analysis instruments, reagent consumables and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The team sold the stock during the period.
Bloomin' Brands, Inc. | Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class A) —including sales charge	11.29%	9.38%	7.21%
Invesco Small Cap Equity Fund (Class A) —excluding sales charge	17.79%	10.63%	7.82%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 984,260,544
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,807,035
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$984,260,544
Total number of portfolio holdings	92
Total advisory fees paid	$6,807,035
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000000492 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class C
Trading Symbol	SMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class C)	$219	2.02%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy and materials sectors. An underweight exposure in the health care sector was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary and information technology sectors.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 16.84%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. | Sprouts Farmers Market is a health centric specialty grocery store chain. During the period, the company delivered, (and we believe will continue to deliver) growth, strong free cash flow and attractive valuation.
Q2 Holdings, Inc. | Q2 Holdings is a provider of cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. | Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC | Endava operates as an information technology service company. The company's stock experienced a decline due to significant headwinds in the UK market and the payments sector. The team sold the stock during the period.
Quanterix Corp. | Quanterix Corp. is a life science tools and services company that provides analysis instruments, reagent consumables and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The team sold the stock during the period.
Bloomin' Brands, Inc. | Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class C) —including sales charge	15.84%	9.81%	7.17%
Invesco Small Cap Equity Fund (Class C) —excluding sales charge	16.84%	9.81%	7.17%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 984,260,544
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,807,035
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$984,260,544
Total number of portfolio holdings	92
Total advisory fees paid	$6,807,035
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000000493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R
Trading Symbol	SMERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R)	$165	1.52%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy and materials sectors. An underweight exposure in the health care sector was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary and information technology sectors.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 17.40%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. | Sprouts Farmers Market is a health centric specialty grocery store chain. During the period, the company delivered, (and we believe will continue to deliver) growth, strong free cash flow and attractive valuation.
Q2 Holdings, Inc. | Q2 Holdings is a provider of cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. | Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC | Endava operates as an information technology service company. The company's stock experienced a decline due to significant headwinds in the UK market and the payments sector. The team sold the stock during the period.
Quanterix Corp. | Quanterix Corp. is a life science tools and services company that provides analysis instruments, reagent consumables and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The team sold the stock during the period.
Bloomin' Brands, Inc. | Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R)	17.40%	10.35%	7.55%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 984,260,544
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,807,035
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$984,260,544
Total number of portfolio holdings	92
Total advisory fees paid	$6,807,035
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000071342 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	SMEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class Y)	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy and materials sectors. An underweight exposure in the health care sector was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary and information technology sectors.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 18.06%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. | Sprouts Farmers Market is a health centric specialty grocery store chain. During the period, the company delivered, (and we believe will continue to deliver) growth, strong free cash flow and attractive valuation.
Q2 Holdings, Inc. | Q2 Holdings is a provider of cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. | Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC | Endava operates as an information technology service company. The company's stock experienced a decline due to significant headwinds in the UK market and the payments sector. The team sold the stock during the period.
Quanterix Corp. | Quanterix Corp. is a life science tools and services company that provides analysis instruments, reagent consumables and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The team sold the stock during the period.
Bloomin' Brands, Inc. | Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class Y)	18.06%	10.90%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 984,260,544
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,807,035
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$984,260,544
Total number of portfolio holdings	92
Total advisory fees paid	$6,807,035
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000022917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R5
Trading Symbol	SMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R5)	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy and materials sectors. An underweight exposure in the health care sector was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary and information technology sectors.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 18.14%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. | Sprouts Farmers Market is a health centric specialty grocery store chain. During the period, the company delivered, (and we believe will continue to deliver) growth, strong free cash flow and attractive valuation.
Q2 Holdings, Inc. | Q2 Holdings is a provider of cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. | Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC | Endava operates as an information technology service company. The company's stock experienced a decline due to significant headwinds in the UK market and the payments sector. The team sold the stock during the period.
Quanterix Corp. | Quanterix Corp. is a life science tools and services company that provides analysis instruments, reagent consumables and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The team sold the stock during the period.
Bloomin' Brands, Inc. | Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R5)	18.14%	11.06%	8.26%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 984,260,544
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,807,035
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$984,260,544
Total number of portfolio holdings	92
Total advisory fees paid	$6,807,035
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120710 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	SMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R6)	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy and materials sectors. An underweight exposure in the health care sector was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary and information technology sectors.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 18.20%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. | Sprouts Farmers Market is a health centric specialty grocery store chain. During the period, the company delivered, (and we believe will continue to deliver) growth, strong free cash flow and attractive valuation.
Q2 Holdings, Inc. | Q2 Holdings is a provider of cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. | Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC | Endava operates as an information technology service company. The company's stock experienced a decline due to significant headwinds in the UK market and the payments sector. The team sold the stock during the period.
Quanterix Corp. | Quanterix Corp. is a life science tools and services company that provides analysis instruments, reagent consumables and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The team sold the stock during the period.
Bloomin' Brands, Inc. | Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R6)	18.20%	11.13%	8.34%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 984,260,544
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,807,035
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$984,260,544
Total number of portfolio holdings	92
Total advisory fees paid	$6,807,035
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Piper Sandler Cos.	2.04%
Q2 Holdings, Inc.	2.04%
Applied Industrial Technologies, Inc.	1.88%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.71%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
XPO, Inc.	1.50%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.